Investment in associated companies - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Current assets			$ 1,062	$ 1,773
Non-current assets			2,899	7,506
Current liabilities			(6,545)	(770)
Non-current liabilities			(556)	(6,659)
Book value of investment			248	389
Total impairment of investments in associated companies and joint ventures	$ 0	$ 0	47	302
Cash proceeds from repayment of shareholder loans held in escrow			2	9
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Seadrill share of book equity				1,305
Total impairment of investments in associated companies and joint ventures			47	302
Seadrill Partners | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference				(1,220)
Seadrill Partners | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference				37
Seadrill Partners | Seadrill Partners - Direct ownership investments
Schedule of Equity Method Investments [Line Items]
Book value of investment			0	122
Sebras Sapura and Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Book value of investment			224	221
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Seadrill share of book equity			361	338
Basis difference			(137)	(117)
Book value of investment			103	98
Seabras Sapura | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference			(351)	(369)
Seabras Sapura | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference			93	129
Seabras Sapura Holding
Schedule of Equity Method Investments [Line Items]
Shareholder loans held as equity			121	123
Book value of investment			121	123
SeaMex
Schedule of Equity Method Investments [Line Items]
Seadrill share of book equity			230	236
Basis difference			(230)	(214)
Book value of investment			0	22
SeaMex | Basis difference allocated to rigs
Schedule of Equity Method Investments [Line Items]
Basis difference			(325)	(341)
SeaMex | Basis difference allocated to contracts
Schedule of Equity Method Investments [Line Items]
Basis difference			95	127
Sonadrill
Schedule of Equity Method Investments [Line Items]
Seadrill share of book equity			22	24
Book value of investment			22	24
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Seadrill share of book equity			2	0
Book value of investment			2	0
Seadrill Partners
Schedule of Equity Method Investments [Line Items]
Current assets				833
Non-current assets				4,847
Current liabilities				(533)
Non-current liabilities				(2,623)
Net Assets (2)				2,524
Seabras Sapura
Schedule of Equity Method Investments [Line Items]
Current assets			207	195
Non-current assets			1,474	1,495
Current liabilities			(541)	(510)
Non-current liabilities			(419)	(504)
Net Assets (2)			721	676
SeaMex
Schedule of Equity Method Investments [Line Items]
Current assets			291	260
Non-current assets			898	939
Current liabilities			(174)	(141)
Non-current liabilities			(555)	(586)
Net Assets (2)			460	472
Sonadrill
Schedule of Equity Method Investments [Line Items]
Current assets			54	57
Non-current assets			0	0
Current liabilities			(11)	(9)
Non-current liabilities			0	0
Net Assets (2)			43	48
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Current assets			67	0
Non-current assets			102	0
Current liabilities			(135)	0
Non-current liabilities			(31)	0
Net Assets (2)			$ 3	$ 0